UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-21075

Dreyfus Institutional Cash Advantage Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	1/31/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Fund
January 31, 2011 (Unaudited)

Negotiable Bank Certificates of Deposit--50.3%	Principal Amount ($)		Value ($)
Abbey National Treasury Services (Yankee)
0.40%, 2/15/11	230,000,000		230,000,000
Bank of Montreal (Yankee)
0.25%, 2/1/11	300,000,000		300,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.38% - 0.41%, 2/16/11 - 7/11/11	1,515,000,000		1,515,000,000
Barclays Bank
0.72% - 0.81%, 2/9/11	750,000,000	a	750,000,000
BNP Paribas (Yankee)
0.36% - 0.56%, 2/9/11 - 4/14/11	925,000,000		925,000,000
Citibank N.A.
0.36%, 2/24/11	500,000,000		500,000,000
Credit Agricole CIB (Yankee)
0.29% - 0.55%, 2/9/11 - 8/5/11	1,800,000,000		1,800,000,000
Credit Industriel et Commercial (Yankee)
0.34% - 0.44%, 2/3/11 - 4/11/11	760,000,000		760,000,000
Deutsche Bank AG
0.43%, 2/1/11	1,000,000,000	a	1,000,000,000
DZ Bank AG (Yankee)
0.40%, 2/16/11	400,000,000		400,000,000
Fortis Bank SA/NV (Yankee)
0.39% - 0.52%, 2/14/11 - 4/22/11	795,000,000		795,000,000
ING Bank (London)
0.28% - 0.33%, 2/3/11 - 4/1/11	1,300,000,000		1,300,000,000
Intesa Sanpaolo SpA (Yankee)
0.32% - 0.33%, 2/10/11 - 2/11/11	855,000,000		855,000,000
Lloyds TSB Bank (Yankee)
0.34% - 0.45%, 2/14/11 - 4/18/11	700,000,000		700,000,000
Mizuho Corporate Bank (Yankee)
0.28%, 2/4/11	460,000,000		460,000,000
Natixis (Yankee)

0.43% - 0.51%, 4/11/11 - 4/18/11	1,000,000,000		1,000,000,000
Natixis commercial Paper Corp. (Yankee)
0.43%, 4/13/11	400,000,000		400,000,000
Nordea Bank Finland (Yankee)
0.29%, 4/7/11	160,000,000		160,000,000
Royal Bank of Canada
0.37%, 2/1/11	400,000,000	a	400,000,000
Royal Bank of Scotland PLC (Yankee)
0.47% - 0.48%, 4/26/11 - 7/11/11	1,200,000,000		1,200,000,000
Skandinaviska Enskilda Banken (Yankee)
0.35%, 4/11/11	475,000,000	b	475,000,000
Societe Generale (Yankee)
0.46%, 2/8/11	500,000,000		500,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.30%, 4/15/11 - 4/18/11	1,000,000,000	b	1,000,000,000
UBS (Yankee)
0.43% - 0.61%, 2/7/11 - 8/12/11	1,350,000,000		1,350,000,000
Westpac Banking Corp.
0.30%, 2/16/11	250,000,000	a,b	250,000,000
Total Negotiable Bank Certificates of Deposit
(cost $19,025,000,000)			19,025,000,000
Commercial Paper--16.2%
ASB Finance Ltd.
0.38%, 3/14/11	118,150,000	b	118,098,867
Banco Bilbao Vizcaya Argentaria
0.45%, 2/10/11	550,000,000	b	549,938,125
BNZ International Funding Ltd.
0.38%, 3/9/11 - 3/16/11	150,000,000	b	149,939,305
Commonwealth Bank of Australia
0.28%, 3/23/11	80,000,000	b	79,968,889
Deutsche Bank Financial LLC
0.40%, 2/14/11	250,000,000		249,963,889
DnB NOR Bank ASA
0.27% - 0.29%, 3/4/11 - 3/29/11	500,000,000	b	499,829,097
General Electric Capital Services Inc.
0.25%, 3/8/11	225,000,000		224,945,312
General Electric Co.

0.17%, 2/1/11	715,000,000		715,000,000
ING (US) Funding LLC
0.31%, 5/4/11	500,000,000		499,603,889
Intesa Funding LLC
0.35%, 2/16/11	350,000,000		349,948,958
Nationwide Building Society
0.32%, 2/28/11	180,000,000	b	179,956,800
NRW Bank
0.30% - 0.39%, 2/15/11 - 4/14/11	1,225,000,000	b	1,224,643,500
Societe Generale N.A. Inc.
0.16% - 0.41%, 2/1/11 - 5/5/11	1,150,000,000		1,149,453,167
Westpac Banking Corp.
0.40%, 2/7/11	125,000,000	a,b	125,002,320
Total Commercial Paper
(cost $6,116,292,118)			6,116,292,118
Asset-Backed Commercial Paper--5.7%
Atlantis One Funding Corp.
0.32%, 5/9/11	500,000,000	b	499,568,889
CAFCO
0.55%, 2/2/11	300,000,000	b	299,995,417
Cancara Asset Securitization
0.30%, 2/7/11 - 3/8/11	190,000,000	b	189,954,250
CHARTA
0.40%, 3/2/11	150,000,000	b	149,951,667
CIESCO LLC
0.35% - 0.40%, 3/21/11 - 4/4/11	100,000,000	b	99,943,194
CRC Funding
0.40%, 3/2/11	150,000,000	b	149,951,667
Gemini Securitization Corp., LLC
0.20%, 2/1/11	700,000,000	b	700,000,000
Grampian Funding LLC
0.32%, 2/4/11	62,500,000	b	62,498,333
Total Asset-Backed Commercial Paper
(cost $2,151,863,417)			2,151,863,417
Corporate Note--1.3%
Credit Suisse
0.60%, 2/22/11

(cost $500,000,000)	500,000,000	[a]	500,000,000
Short-Term Bank Note--.8%
Bank of America N.A.
0.35%, 3/15/11
(cost $300,000,000)	300,000,000		300,000,000
Time Deposits--11.1%
Commerzbank (Grand Cayman)
0.17%, 2/1/11	1,600,000,000		1,600,000,000
KBC Bank (Grand Cayman)
0.18%, 2/1/11	1,591,000,000		1,591,000,000
Nordea Bank Finland (Grand Cayman)
0.17%, 2/1/11	675,000,000		675,000,000
Svenska Handelsbanken (Grand Cayman)
0.18%, 2/1/11	325,000,000		325,000,000
Total Time Deposits
(cost $4,191,000,000)			4,191,000,000
U.S. Government Agencies--6.5%
Federal Home Loan Bank
0.30%-0.35%, 2/1/11-8/19/11	1,100,000,000	a	1,099,695,587
Federal Home Loan Mortgage Corp.
0.22%-0.39%, 2/1/11-6/21/11	830,000,000	a,c	829,430,687
Federal National Mortgage Association
0.39%, 2/1/11	200,000,000	a,c	199,925,961
Straight-A Funding LLC
0.25%, 3/9/11-3/14/11	321,994,000	b	321,908,120
Total U.S. Government Agencies
(cost $2,450,960,355)			2,450,960,355
Repurchase Agreements--10.2%
Barclays Capital, Inc.
0.21%, dated 1/31/11, due 2/1/11 in the amount of
$606,003,535 (fully collateralized by $610,284,200
U.S. Treasury Notes, 2.13%, due 12/31/15, value
$618,120,097)	606,000,000		606,000,000
Credit Agricole Securities (USA) Inc.
0.22%, dated 1/31/11, due 2/1/11 in the amount of
$850,005,194 (fully collateralized by $115,989,200
U.S. Treasury Bonds, 3.88%-7.63%, due

11/15/22-11/15/40, value $152,308,048 and
$501,962,300 U.S. Treasury Inflation Protected
Securities, 2.13%-3.63%, due 1/15/25-2/15/40, value
$714,691,966)	850,000,000	850,000,000
Deutsche Bank Securities Inc.
0.21%, dated 1/31/11, due 2/1/11 in the amount of
$1,000,005,833 (fully collateralized by $97,940,000
Federal Farm Credit Bank, 0.49%, due 10/26/12, value $97,893,288, $156,211,000 Federal Home Loan Bank,
0%-0.80%, due 2/18/11-11/18/13, value $155,691,002,
$473,803,000 Federal Home Loan Mortgage Corp.,
0%-4.38%, due 6/20/11-9/7/17, value $481,558,979 and
$285,513,000 Federal National Mortgage Association,
0%-0.38%, due 3/31/11-12/28/12, value $284,857,606)	1,000,000,000	1,000,000,000
Goldman, Sachs & Co.
0.21%, dated 1/31/11, due 2/1/11 in the amount of
$250,001,458 (fully collateralized by $1,117,587,309
Government National Mortgage Association, 4%-6.39%,
due 4/20/36-1/20/41, value $255,000,000)	250,000,000	250,000,000
HSBC USA Inc.
0.21%-0.32%, dated 1/31/11, due 2/1/11 in the amount of
$595,004,067 (fully collateralized by $192,534,000
Corporate Bonds, 0%-11%, due 3/1/11-6/26/49, value
$202,421,749 and $397,822,000 U.S. Treasury Notes,
1.25%-3.63%, due 9/30/15-2/15/20, value $408,005,120)	595,000,000	595,000,000
Societe Generale
0.20%-0.21%, dated 1/31/11, due 2/1/11 in the amount of
$550,003,167 (fully collateralized by $6,000,000
Federal Farm Credit Bank, 2.13%-3.50%, due
8/17/16-12/27/17, value $5,976,963, $101,565,000
Federal Home Loan Bank, 0%-5%, due 3/11/11-6/12/20,
value $101,965,757, $94,000,000 Federal Home Loan
Mortgage Corp., 0%-5.63%, due 6/20/11-11/23/35, value $95,998,452, $56,149,000 Federal National Mortgage
Association, 0%-8.95%, due 2/14/11-5/15/29, value $59,577,061, $209,849,000 Resolution Funding Corp.,
Strips, due 4/15/16-1/15/30, value $103,179,012,

$50,772,000 Tennessee Valley Authority, 0%-5.88%, due
1/15/14-4/1/36, value $41,302,769 and $153,106,600
U.S Treasury Bills, due 7/14/11, value $153,000,038)	550,000,000	550,000,000
UBS Securities LLC
0.22%, dated 1/31/11, due 2/1/11 in the amount of
$20,000,122 (fully collateralized by $3,721,000
Federal Agricultural Mortgage Corp., 0%-6.71%, due
2/1/11-7/28/14, value $3,724,572, $17,798,000
Resolution Funding Corp., Strips, due
1/15/14-10/15/18, value $16,102,325 and $1,000,000
Student Loan Marketing Association, 0%, due 10/3/22,
value $573,830)	20,000,000	20,000,000
Total Repurchase Agreements
(cost $3,871,000,000)		3,871,000,000
Total Investments (cost $38,606,115,890)	102.1%	38,606,115,890
Liabilities, Less Cash and Receivables	(2.1%)	(795,044,849)
Net Assets	100.0%	37,811,071,041

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities amounted to $7,126,148,440 or 18.8% of net assets.
c The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At January 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	38,606,115,890
Level 3 - Significant Unobservable Inputs	-
Total	38,606,115,890

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Cash Advantage Plus Fund
January 31, 2011 (Unaudited)

Negotiable Bank Certificates of Deposit--36.5%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.25%, 2/1/11	30,000,000		30,000,000
Credit Industriel et Commercial (Yankee)
0.34%, 2/3/11	40,000,000		40,000,000
ING Bank (London)
0.29%, 2/18/11	40,000,000		40,000,000
Mizuho Corporate Bank (Yankee)
0.28%, 2/4/11	30,000,000		30,000,000
Natixis (Yankee)
0.31%, 2/7/11	40,000,000		40,000,000
UBS (Yankee)
0.43%, 8/12/11	25,000,000		25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $205,000,000)			205,000,000
Commercial Paper--4.5%
Societe Generale N.A. Inc.
0.16%, 2/1/11
(cost $25,000,000)	25,000,000		25,000,000
Asset-Backed Commercial Paper--5.3%
Grampian Funding LLC
0.37%, 3/4/11
(cost $29,990,441)	30,000,000	[a]	29,990,441
Time Deposits--22.3%
Commerzbank (Grand Cayman)
0.17%, 2/1/11	25,000,000		25,000,000
DnB NOR Bank ASA (Grand Cayman)
0.18%, 2/1/11	25,000,000		25,000,000
Nordea Bank Finland (Grand Cayman)
0.17%, 2/1/11	25,000,000		25,000,000
Northern Trust Co. (Grand Cayman)
0.17%, 2/1/11	25,000,000		25,000,000

Svenska Handelsbanken (Grand Cayman)
0.18%, 2/1/11	25,000,000		25,000,000
Total Time Deposits
(cost $125,000,000)			125,000,000
U.S. Government Agencies--9.8%
Federal Home Loan Bank
0.10%, 2/1/11	20,000,000		20,000,000
Straight-A Funding LLC
0.25%, 3/14/11	35,000,000	a	34,990,035
Total U.S. Government Agencies
(cost $54,990,035)			54,990,035
Repurchase Agreements--21.6%
Barclays Capital, Inc.
0.21%, dated 1/31/11, due 2/1/11 in the amount of
$46,000,268 (fully collateralized by $43,671,800 U.S.
Treasury Notes, 3.13%, due 8/31/13, value $46,920,016)	46,000,000		46,000,000
Deutsche Bank Securities Inc.
0.21%, dated 1/31/11, due 2/1/11 in the amount of
$50,000,292 (fully collateralized by $50,829,000 U.S.
Treasury Notes, 0.75%, due 8/15/13, value $51,000,004)	50,000,000		50,000,000
HSBC USA Inc.
0.32%, dated 1/31/11, due 2/1/11 in the amount of
$25,000,222 (fully collateralized by $31,268,155
Corporate Bonds, 0%-3.76%, due 10/25/13-3/25/38,
value $25,751,113)	25,000,000		25,000,000
Total Repurchase Agreements
(cost $121,000,000)			121,000,000
Total Investments (cost $560,980,476)	100.0%		560,980,476
Cash and Receivables (Net)	.0%		160,857
Net Assets	100.0%		561,141,333

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, these securities amounted to $64,980,476 or 11.6% of net assets.

At January 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2011 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	560,980,476
Level 3 - Significant Unobservable Inputs	-
Total	560,980,476

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)